OPERATING SEGMENTS AND GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2010
Segment Reporting [Abstract]
Schedule of Operating Segments

Operating Segment Information
In millions	Electronic and Functional Materials	Coatings and Infra- structure Solutions	Ag Sciences	Perf Materials	Perf Plastics	Feedstocks and Energy	Corp	Total
2010
Sales to external customers	$4,203	$6,596	$4,869	$13,957	$15,260	$8,457	$332	$53,674
Intersegment revenues	—	9	—	97	2	37	(145)	—
Equity in earnings of nonconsolidated affiliates	106	343	2	16	254	407	(16)	1,112
Restructuring charges (1)	8	20	—	—	—	—	(2)	26
Acquisition and integration related expenses (2)	—	—	—	—	—	—	143	143
Asbestos-related credit (3)	—	—	—	—	—	—	(54)	(54)
EBITDA (4)	1,052	1,230	640	1,714	3,565	471	(1,472)	7,200
Total assets	11,642	12,447	5,528	11,376	12,634	5,412	10,549	69,588
Investment in nonconsolidated affiliates	357	1,099	42	167	1,602	97	89	3,453
Depreciation and amortization	448	638	147	627	760	216	126	2,962
Capital expenditures	221	239	245	621	202	602	—	2,130
2009
Sales to external customers	$3,074	$5,598	$4,522	$11,780	$12,862	$6,346	$693	$44,875
Intersegment revenues	—	—	—	76	—	27	(103)	—
Equity in earnings of nonconsolidated affiliates	79	215	2	46	101	195	(8)	630
Goodwill impairment loss (5)	—	—	—	7	—	—	—	7
Restructuring charges (1)	48	262	(15)	2	1	140	251	689
IPR&D (6)	—	—	—	—	—	—	7	7
Acquisition and integration related expenses (2)	—	—	—	—	—	—	166	166
EBITDA (4)	654	604	573	1,568	2,120	477	(1,168)	4,828
Total assets	11,164	11,827	5,477	11,092	12,294	5,542	8,622	66,018
Investment in nonconsolidated affiliates	307	1,068	38	263	1,517	9	22	3,224
Depreciation and amortization	344	540	137	696	733	242	135	2,827
Capital expenditures	97	238	166	576	90	473	43	1,683
2008
Sales to external customers	$1,606	$4,512	$4,535	$16,082	$17,536	$12,781	$309	$57,361
Intersegment revenues	—	—	—	120	1	41	(162)	—
Equity in earnings of nonconsolidated affiliates	118	251	4	54	112	256	(8)	787
Goodwill impairment losses (5)	—	—	—	209	30	—	—	239
Restructuring charges (1)	10	16	3	122	172	84	432	839
IPR&D (6)	—	—	44	—	—	—	—	44
Acquisition and integration related expenses (2)	—	—	—	—	—	—	49	49
Asbestos-related credit (3)	—	—	—	—	—	—	(54)	(54)
EBITDA (4)	353	610	872	1,020	2,017	207	(1,004)	4,075
Total assets	2,064	4,420	4,676	10,345	9,794	5,279	8,896	45,474
Investment in nonconsolidated affiliates	240	831	41	297	1,459	317	19	3,204
Depreciation and amortization	106	258	111	615	757	258	131	2,236
Capital expenditures	170	255	191	781	247	627	5	2,276

(1)	See Note C for information regarding restructuring charges.

(2)	See Note D for information regarding acquisition and integration related expenses.

(3)	See Note N for information regarding asbestos-related credits.

(4)	A reconciliation of EBITDA to “Income from Continuing Operations Before Income Taxes” is provided below.

(5)	See Note I for information regarding the goodwill impairment losses.

(6)	See Note D for information regarding purchased in-process research and development.

Reconciliation of EBITDA to Income Before Income Taxes

Reconciliation of EBITDA to “Income from Continuing Operations Before Income Taxes” In millions	2010	2009	2008
EBITDA	$7,200	$4,828	$4,075
- Depreciation and amortization	2,962	2,827	2,236
+ Interest income	37	39	86
- Interest expense and amortization of debt discount	1,473	1,571	648
Income from Continuing Operations Before Income Taxes	$2,802	$469	$1,277

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

Geographic Area Information	United States	Europe, Middle East and Africa (1)	Rest of World	Total
In millions
2010
Sales to external customers	$17,497	$18,464	$17,713	$53,674
Long-lived assets (2)	$8,393	$4,501	$4,774	$17,668
2009
Sales to external customers	$14,145	$16,010	$14,720	$44,875
Long-lived assets (2)	$9,212	$4,021	$4,908	$18,141
2008
Sales to external customers	$18,306	$22,910	$16,145	$57,361
Long-lived assets (2)	$7,631	$3,302	$3,361	$14,294

(1)
Sales to customers in the Middle East and Africa, previously reported in Rest of World, are now aligned with Europe, Middle East and Africa; prior period sales have been adjusted to reflect this realignment.

(2)	Long-lived assets in Germany represented 9 percent of the total at December 31, 2010, 11 percent of the total at December 31, 2009 and 14 percent of the total at December 31, 2008.